Expense Example {- Fidelity® Extended Market Index Fund} - 02.28 Fidelity Index Funds Combo PRO-11 - Fidelity® Extended Market Index Fund - Fidelity Extended Market Index Fund	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 4
3 years	12
5 years	20
10 years	$ 46